UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2016

Date of reporting period:	10/31/2015

Item 1. Schedule of Investments

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of October 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)	5,512	$816,162
General Dynamics Corp.	9,280	1,378,822
United Technologies Corp.	36,675	3,609,187

		5,804,171

Banks — 6.0%
Bank of America Corp.	337,500	5,663,250
Citigroup, Inc.	38,538	2,049,066
JPMorgan Chase & Co.	47,132	3,028,231
Wells Fargo & Co.	59,637	3,228,747

		13,969,294

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	177	31,152
Biogen, Inc.*	2,308	670,497
Celgene Corp.*	7,953	975,913
Gilead Sciences, Inc.	5,799	627,046
Regeneron Pharmaceuticals, Inc.*	2,518	1,403,508

		3,708,116

Capital Markets — 5.2%
Ameriprise Financial, Inc.	4,137	477,244
Bank of New York Mellon Corp. (The)	82,332	3,429,128
Invesco Ltd.	81,653	2,708,430
Morgan Stanley	166,127	5,477,207

		12,092,009

Chemicals — 2.3%
Dow Chemical Co. (The)	66,129	3,416,886
Eastman Chemical Co.	28,366	2,047,174

		5,464,060

Consumer Finance — 0.6%
American Express Co.	19,596	1,435,603

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	5,763	783,883
Leucadia National Corp.	50,374	1,007,984

		1,791,867

Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	18,004	844,028

Electric Utilities — 1.4%
ITC Holdings Corp.	101,363	3,316,597

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	3,495	552,629
CVS Health Corp.	25,643	2,533,016
Kroger Co. (The)	44,954	1,699,261
Walgreens Boots Alliance, Inc.	11,034	934,359

		5,719,265

Food Products — 2.3%
General Mills, Inc.	57,137	3,320,231
Tyson Foods, Inc. (Class A Stock)	44,077	1,955,256

		5,275,487

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	163,856	7,340,749
Baxter International, Inc.	75,492	2,822,646

		10,163,395

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	6,541	631,272
Anthem, Inc.(a)	23,324	3,245,534
UnitedHealth Group, Inc.	3,215	378,663

		4,255,469

Hotels, Restaurants & Leisure — 1.9%
Darden Restaurants, Inc.	40,887	2,530,497
Starbucks Corp.	31,839	1,992,166

		4,522,663

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.*	8,414	130,501

Insurance — 1.5%
Markel Corp.*	4,043	3,509,324

Internet & Catalog Retail — 6.4%
Amazon.com, Inc.*	14,093	8,820,809
Expedia, Inc.	6,281	856,100
JD.com, Inc. (China), ADR*	24,444	675,143
Netflix, Inc.*	35,752	3,874,802
Priceline Group, Inc. (The)*	506	735,845

		14,962,699

Internet Software & Services — 10.7%
Alphabet, Inc. (Class A Stock)*	15,302	11,283,542
eBay, Inc.*	130,091	3,629,539
Facebook, Inc. (Class A Stock)*	61,309	6,251,679
IAC/InterActiveCorp.	5,798	388,524
LinkedIn Corp. (Class A Stock)*	410	98,756
Tencent Holdings Ltd. (China), ADR(a)	176,586	3,332,178

		24,984,218

IT Services — 6.1%
International Business Machines Corp.	22,568	3,161,326
MasterCard, Inc. (Class A Stock)	47,087	4,661,142
Visa, Inc. (Class A Stock)	84,966	6,591,662

		14,414,130

Machinery — 3.4%
Cummins, Inc.	30,745	3,182,415
Deere & Co.(a)	16,928	1,320,384
Parker-Hannifin Corp.(a)	33,736	3,532,159

		8,034,958

Media — 2.4%
Walt Disney Co. (The)	49,798	5,664,024

Multi-Utilities — 1.4%
Dominion Resources, Inc.	46,856	3,346,924

Multiline Retail — 2.0%
Dollar General Corp.	4,962	336,275
Macy’s, Inc.	23,453	1,195,634
Target Corp.	40,757	3,145,625

		4,677,534

Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	23,991	2,180,302
Exxon Mobil Corp.	53,089	4,392,584
HollyFrontier Corp.	53,359	2,612,990
Marathon Petroleum Corp.	67,606	3,501,991
Tesoro Corp.	32,312	3,455,122

		16,142,989

Pharmaceuticals — 6.9%
Allergan PLC*	3,198	986,487
Bristol-Myers Squibb Co.	16,679	1,099,980
Eli Lilly & Co.	20,185	1,646,491
Johnson & Johnson	34,779	3,513,722
Merck & Co., Inc.	65,634	3,587,555
Novo Nordisk A/S (Denmark), ADR	38,584	2,051,897
Shire PLC (Ireland), ADR	14,382	3,265,433

		16,151,565

Real Estate Investment Trusts (REITs) — 2.1%
Equinix, Inc.	5,055	1,499,718
Public Storage	15,146	3,475,401

		4,975,119

Road & Rail — 1.4%
CSX Corp.	119,888	3,235,777

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	16,298	979,836
Applied Materials, Inc.	46,174	774,338
ARM Holdings PLC (United Kingdom), ADR	29,056	1,378,126
Intel Corp.	39,579	1,340,145

		4,472,445

Software — 1.8%
Adobe Systems, Inc.*	12,876	1,141,586
Red Hat, Inc.*	17,629	1,394,630
salesforce.com, inc.*	22,201	1,725,240

		4,261,456

Specialty Retail — 1.3%
Industria de Diseno Textil SA (Spain), ADR	149,492	2,785,036
O’Reilly Automotive, Inc.*	698	192,829

		2,977,865

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	80,737	9,648,071

Textiles, Apparel & Luxury Goods — 2.9%
Luxottica Group SpA (Italy), ADR	21,258	1,491,461
NIKE, Inc. (Class B Stock)	37,960	4,973,899
Under Armour, Inc. (Class A Stock)*(a)	3,644	346,472

		6,811,832

Tobacco — 2.4%
Altria Group, Inc.	35,448	2,143,540
Reynolds American, Inc.	74,274	3,588,920

		5,732,460

TOTAL LONG-TERM INVESTMENTS (cost $188,563,801)		232,495,915

SHORT-TERM INVESTMENT — 4.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,388,214; includes $7,310,554 of cash collateral for securities on loan)(b)(c)	9,388,214	9,388,214

TOTAL INVESTMENTS — 103.2% (cost $197,952,015)(d)		241,884,129
Liabilities in excess of other assets — (3.2)%		(7,451,316)

NET ASSETS — 100.0%		$234,432,813

The following abbreviations are used in the quarterly schedule of portfolios report:

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,106,723; cash collateral of $7,310,554 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$198,356,811

Appreciation	48,636,124
Depreciation	(5,108,806)

Net Unrealized Appreciation	$43,527,318

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,804,171	$—	$—
Banks	13,969,294	—	—
Biotechnology	3,708,116	—	—
Capital Markets	12,092,009	—	—
Chemicals	5,464,060	—	—
Consumer Finance	1,435,603	—	—
Diversified Financial Services	1,791,867	—	—
Diversified Telecommunication Services	844,028	—	—
Electric Utilities	3,316,597	—	—
Food & Staples Retailing	5,719,265	—	—
Food Products	5,275,487	—	—
Health Care Equipment & Supplies	10,163,395	—	—
Health Care Providers & Services	4,255,469	—	—
Hotels, Restaurants & Leisure	4,522,663	—	—
Independent Power & Renewable Electricity Producers	130,501	—	—
Insurance	3,509,324	—	—
Internet & Catalog Retail	14,962,699	—	—

Internet Software & Services	24,984,218	—	—
IT Services	14,414,130	—	—
Machinery	8,034,958	—	—
Media	5,664,024	—	—
Multi-Utilities	3,346,924	—	—
Multiline Retail	4,677,534	—	—
Oil, Gas & Consumable Fuels	16,142,989	—	—
Pharmaceuticals	16,151,565	—	—
Real Estate Investment Trusts (REITs)	4,975,119	—	—
Road & Rail	3,235,777	—	—
Semiconductors & Semiconductor Equipment	4,472,445	—	—
Software	4,261,456	—	—
Specialty Retail	2,977,865	—	—
Technology Hardware, Storage & Peripherals	9,648,071	—	—
Textiles, Apparel & Luxury Goods	6,811,832	—	—
Tobacco	5,732,460	—	—
Affiliated Money Market Mutual Fund	9,388,214	—	—

Total	$241,884,129	$—	$—

Prudential Jennison Rising Dividend Fund

Schedule of Investments

as of October 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 6.7%
Boeing Co. (The)	1,201	$177,832
Honeywell International, Inc.	1,482	153,061
Lockheed Martin Corp.	911	200,265

		531,158

Banks — 8.2%
Bank of America Corp.	7,192	120,682
Citigroup, Inc.	2,206	117,293
JPMorgan Chase & Co.	2,941	188,959
PNC Financial Services Group, Inc. (The)	916	82,678
Wells Fargo & Co.	2,663	144,175

		653,787

Beverages — 3.0%
Constellation Brands, Inc. (Class A Stock)	1,174	158,255
PepsiCo, Inc.	779	79,606

		237,861

Capital Markets — 3.0%
Goldman Sachs Group, Inc. (The)	806	151,125
TD Ameritrade Holding Corp.	2,511	86,554

		237,679

Chemicals — 0.9%
Air Products & Chemicals, Inc.	543	75,466

Communications Equipment — 3.8%
Cisco Systems, Inc.	10,603	305,897

Containers & Packaging — 1.2%
Packaging Corp. of America	1,364	93,366

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	2,323	77,844

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	835	132,030
CVS Health Corp.	914	90,285

		222,315

Food Products — 1.2%
Mondelez International, Inc. (Class A Stock)	1,990	91,859

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	2,204	98,739

Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	862	101,526

Hotels, Restaurants & Leisure — 6.7%
Carnival Corp.	2,409	130,279
McDonald’s Corp.	2,012	225,847
Starbucks Corp.	1,344	84,094
Starwood Hotels & Resorts Worldwide, Inc.	1,138	90,892

		531,112

Industrial Conglomerates — 1.3%
General Electric Co.	3,496	101,104

Insurance — 2.0%
American International Group, Inc.	1,213	76,492
MetLife, Inc.	1,621	81,666

		158,158

IT Services — 4.6%
MasterCard, Inc. (Class A Stock)	1,625	160,859
Visa, Inc. (Class A Stock)	1,930	149,729
Xerox Corp.	6,002	56,359

		366,947

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	610	79,776

Media — 4.5%
Comcast Corp. (Class A Stock)	2,576	161,309
Time Warner, Inc.	1,521	114,592
Walt Disney Co. (The)	731	83,144

		359,045

Multi-Utilities — 3.3%
NiSource, Inc.	3,251	62,289
PG&E Corp.	2,001	106,853
Sempra Energy	916	93,808

		262,950

Multiline Retail — 1.5%
Dollar General Corp.	1,716	116,293

Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	607	55,164
Columbia Pipeline Group, Inc.	3,566	74,066
ConocoPhillips	580	30,943
Kinder Morgan, Inc.	4,032	110,275
Williams Cos., Inc. (The)	4,295	169,395

		439,843

Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	3,428	226,076
Eli Lilly & Co.	881	71,863
Merck & Co., Inc.	1,510	82,537
Pfizer, Inc.	4,629	156,553

		537,029

Real Estate Investment Trusts (REITs) — 3.0%
Crown Castle International Corp.	918	78,452
CyrusOne, Inc.	4,461	157,384

		235,836

Road & Rail — 0.9%
Union Pacific Corp.	803	71,748

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	2,124	127,695
Texas Instruments, Inc.	1,346	76,345

		204,040

Software — 3.4%
Intuit, Inc.	1,379	134,356
Microsoft Corp.	2,591	136,390

		270,746

Specialty Retail — 4.4%
GameStop Corp. (Class A Stock)	2,667	122,869
Home Depot, Inc. (The)	1,033	127,720
Lowe’s Cos., Inc.	1,309	96,643

		347,232

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	1,373	164,074

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc. (Class B Stock)	1,082	141,775

Tobacco — 6.4%
Altria Group, Inc.	2,313	139,867
Philip Morris International, Inc.	1,991	176,005
Reynolds American, Inc.	4,034	194,923

		510,795

Wireless Telecommunication Services — 1.7%
Vodafone Group PLC (United Kingdom), ADR	4,168	137,419

TOTAL LONG-TERM INVESTMENTS (cost $7,167,237)		7,763,419

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $187,115)(a)	187,115	187,115

TOTAL INVESTMENTS — 100.1% (cost $7,354,352)(b)		7,950,534
Liabilities in excess of other assets — (0.1)%		(11,885)

NET ASSETS — 100.0%		$7,938,649

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
OTC	Over-the-counter

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$7,355,248

Appreciation	833,751
Depreciation	(238,465)

Net Unrealized Appreciation	$595,286

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$531,158	$—	$—
Banks	653,787	—	—
Beverages	237,861	—	—
Capital Markets	237,679	—	—
Chemicals	75,466	—	—
Communications Equipment	305,897	—	—
Containers & Packaging	93,366	—	—
Diversified Telecommunication Services	77,844	—	—
Food & Staples Retailing	222,315	—	—
Food Products	91,859	—	—
Health Care Equipment & Supplies	98,739	—	—
Health Care Providers & Services	101,526	—	—
Hotels, Restaurants & Leisure	531,112	—	—
Industrial Conglomerates	101,104	—	—
Insurance	158,158	—	—
IT Services	366,947	—	—
Life Sciences Tools & Services	79,776	—	—
Media	359,045	—	—
Multi-Utilities	262,950	—	—
Multiline Retail	116,293	—	—
Oil, Gas & Consumable Fuels	439,843	—	—
Pharmaceuticals	537,029	—	—
Real Estate Investment Trusts (REITs)	235,836	—	—
Road & Rail	71,748	—	—
Semiconductors & Semiconductor Equipment	204,040	—	—
Software	270,746	—	—
Specialty Retail	347,232	—	—
Technology Hardware, Storage & Peripherals	164,074	—	—
Textiles, Apparel & Luxury Goods	141,775	—	—
Tobacco	510,795	—	—
Wireless Telecommunication Services	137,419	—	—
Affiliated Money Market Mutual Fund	187,115	—	—

Total	$7,950,534	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment spreads, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     December 18, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     December 18, 2015

*	Print the name and title of each signing officer under his or her signature.